COMMITMENTS AND CONTINGENCIES (Capital commitments) (Details) - 12 months ended Dec. 31, 2017 $ in Millions	CNY (¥) MWh	USD ($)
2018	¥ 1,592,950,011
2019	1,579,598,597
Thereafter	136,800,000
Total	3,309,348,608
Operating Leases, Future Minimum Payments Due	252,457,027	$ 0
Purchase Obligation	¥ 3,309,348,608
Solar Module, Power Capacity | MWh	400